Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 150,071,809	$ 108,346,014
Less: allowance for credit losses	(1,500,256)	(1,040,434)	$ (1,244,662)
Accounts receivable, net	$ 148,571,553	$ 107,305,580